Subsequent Events (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Millions	Dec. 31, 2021	Oct. 15, 2021	Oct. 07, 2021	Jan. 26, 2021	Sep. 08, 2020
Maximum borrowing capacity					$ 103.5
Subsequent Event
Maximum borrowing capacity	$ 103.5
Subsequent Event | Revolving credit facility
Maximum borrowing capacity			$ 130.0
Subsequent Event | FNS
Percentage of interests acquired		100.00%		100.00%